Securities	12 Months Ended
Dec. 31, 2022
Securities
Securities

Note 6. Securities

As at December 31:	2022	2021
Short-term securities
Equity securities at FVTPL, publicly traded	$1,598	$4,939
Investment funds at FVTPL, unlisted	1,675	2,761
Debt securities at FVTPL, unlisted	774	770
Debt securities at FVTOCI, publicly traded	26,246	10,786
	$30,293	$19,256
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$2,435	$3,625

Investment funds comprise capital provision investments which are financial assets measured at FVTPL. They are related to the provision of capital in connection with litigation finance and represent the Group’s contributions plus or minus fair valuation adjustments.

Debt securities at FVTOCI included sovereign bonds issued by a European government of $9,388 and $10,461 respectively, as at December 31, 2022 and 2021, which represented 31% and 54%, respectively, of total short-term securities. Sovereign bonds issued by another European government of $16,541 and $nil, respectively, as at December 31, 2022 and 2021, represented 55% and 0%, respectively, of total sort-term securities.